Supplemental Schedule of Noncash Investing and Financing Activities (HOST HOTELS & RESORTS, INC) - Additional Information (Detail) In Millions, unless otherwise specified			1 Months Ended				12 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended
	Apr. 29, 2011 Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 Hilton Melbourne South Wharf AUD	Jun. 27, 2011 Le Meridien Piccadilly European Joint Venture USD ($)	Jun. 27, 2011 Le Meridien Piccadilly European Joint Venture GBP (£)	Sep. 02, 2010 W New York Union Square USD ($)	Dec. 18, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Jun. 30, 2011 HOST HOTELS & RESORTS, INC. Exchangeable Senior Debentures 3.25 Percent USD ($)	Apr. 29, 2011 HOST HOTELS & RESORTS, INC. Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 HOST HOTELS & RESORTS, INC. Hilton Melbourne South Wharf AUD	Mar. 17, 2011 HOST HOTELS & RESORTS, INC. Manchester Grand Hyatt San Diego Common Units USD ($) PartnershipUnit	Jun. 28, 2011 HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly European Joint Venture USD ($)	Jun. 28, 2011 HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly European Joint Venture GBP (£)	Jun. 28, 2011 HOST HOTELS & RESORTS, INC. Secondary Fund European Joint Venture	Sep. 02, 2010 HOST HOTELS & RESORTS, INC. W New York Union Square USD ($)
Schedule of Cash Flow, Supplemental [Line Items]
Shares issued for converted units, shares							0.3	1.2	3.4
Value of shares issued							$ 5	$ 15	$ 18
Value of debentures converted to equity										134
Debt interest rate										3.25%
Debt converted into shares of Host Inc. common stock										8.8
Property transfer price			102	64										102	64
Mortgage debt assumed			52.0	32.0										52.0	32.0
Capital lease transferred														61	38
Host's limited partner interest																33.40%
Proceeds from transfer of Le Meridien Piccadilly to the Euro JV Fund II							40							40	25
Ownership percentage acquired					90.00%						75.00%	75.00%					90.00%
Mortgage debt assumed in connection with acquisition	86	80			115						86	80
OP Units exchanged for ownership right, units													300,000
OP Units exchanged for ownership right, value													6.0
Mortgage debt assumed in connection with acquisition																	115
Fair value of mortgage debt assumed in acquisition					119												119
Other liabilities					8.5												8.5
Common stock dividends paid in shares (shares)						13.4
Common stock dividends - value						$ 140